UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23019

Plus Trust

(Exact name of registrant as specified in charter)

535 Fifth Avenue, 4th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Ofer Abarbanel

Chief Executive Officer

Plus Trust

535 Fifth Avenue, 4th Floor

New York, New York 10017

(Name and address of agent for service)

(646) 274-1300

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 17, 2016

Item 1. Schedule of Investments.

Plus Trust

1-3 Month Enhanced Short Duration ETF

Schedule of Investments

August 17, 2016 (Unaudited)

Shares	Description	Value

	Cash - 100%	$100,000
	TOTAL INVESTMENTS (Cost $100,000)	100,000
	Liabilities in Excess of Other Assets - (0)%	0
	TOTAL NET ASSETS - 100.0%	$100,000

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$100,000
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized depreciation	$0

Summary of Fair Value Disclosure at August 17, 2016

(Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United

States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Cash	$100,000	$-	$-	$100,000
Total Investments in Securities	$0	$-	$-	$0

Transfers between levels are recognized at the end of the reporting period. During the period ended August 17, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plus Trust

By (Signature and Title) /s/ Ofer Abarbanel

Ofer Abarbanel, Chief Executive Officer (principal executive officer)

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ofer Abarbanel

Ofer Abarbanel, Chief Executive Officer (principal executive officer)

Date August 26, 2016

By (Signature and Title)* /s/ Ofer Abarbanel

Ofer Abarbanel, Chief Executive Officer (principal financial officer)

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.